Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of CBI follows:

	December 31,
Condensed Balance Sheets	2017	2016
Assets:
Cash	$29,908	$4,747
Securities available for sale	832	778
Investment in bank subsidiary	167,192	149,965
Investment in nonbank subsidiaries	12,928	12,635
Other assets	5,212	1,226
Total assets	$216,072	$169,351
Liabilities:
Deferred income taxes and other liabilities	$2,184	$2,308
Subordinated debentures	29,427	29,427
Total liabilities	31,611	31,735
Shareholders’ Equity:
Preferred stock	17,358	18,950
Common stock	153,810	118,975
Accumulated earnings	31,652	19,263
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,124)	(2,337)
Total shareholders’ equity	184,461	137,616
Total liabilities and shareholders’ equity	$216,072	$169,351

	For the years ended December 31,
Condensed Statements of Operations	2017	2016	2015
Dividends from bank subsidiaries	$—	$—	$14,226
Interest expense	(1,035)	(884)	(760)
Pension expense	(925)	(184)	(388)
Other expense, net	(1,071)	(920)	(1,755)
Income (loss) before equity in undistributed net earnings of subsidiaries	(3,031)	(1,988)	11,323
Income tax benefit	1,407	676	959
Equity in undistributed net earnings of subsidiaries	17,496	18,529	463
Net income	$15,872	$17,217	$12,745
Comprehensive income	$17,284	$15,375	$12,297

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Continued)

	For the years ended December 31,
Condensed Statements of Cash Flows	2017	2016	2015
Operating activities:
Net income	$15,872	$17,217	$12,745
Adjustment to reconcile net income to net cash from (used for) operating activities:
Change in other assets and other liabilities	(2,147)	1,821	1,324
Gain on sale of fixed asets	(66)	—	—
Equity in undistributed net earnings of subsidiaries	(17,496)	(18,529)	(463)
Net cash (used for) from operating activities	(3,837)	509	13,606
Investing activities:
Proceeds from sale of premises and equipment	138	—	—
Acquisition and additional capitalization of subsidiary, net of cash acquired	(275)	—	(16,637)
Net cash used for investing activities	(137)	—	(16,637)
Financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock	—	(1)	—
Net proceeds from common stock issuance	32,821	—	—
Payment to repurchase common stock	(4)	—	—
Cash dividends paid	(3,682)	(3,254)	(3,139)
Net cash from (used for) financing activities	29,135	(3,255)	(3,139)
Net change in cash and cash equivalents	25,161	(2,746)	(6,170)
Cash and cash equivalents at beginning of year	4,747	7,493	13,663
Cash and cash equivalents at end of year	$29,908	$4,747	$7,493